UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269



Wells Fargo Advantage Income Opportunities Fund
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 4/30

Date of reporting period: 07/01/13 - 06/30/14


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND (Closed End) =========


FAIRPOINT COMMUNICATIONS, INC.

Ticker:       FRP            Security ID:  305560302
Meeting Date: MAY 12, 2014   Meeting Type: Annual
Record Date:  MAR 24, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Peter D. Aquino          For       For          Management
1.2   Elect Director Dennis J. Austin         For       For          Management
1.3   Elect Director Peter C. Gingold         For       For          Management
1.4   Elect Director Edward D. Horowitz       For       For          Management
1.5   Elect Director Michael J. Mahoney       For       For          Management
1.6   Elect Director Michael K. Robinson      For       For          Management
1.7   Elect Director Paul H. Sunu             For       For          Management
1.8   Elect Director David L. Treadwell       For       For          Management
1.9   Elect Director Wayne Wilson             For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: NOV 26, 2013   Meeting Type: Annual
Record Date:  OCT 02, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael Elkins           For       For          Management
1.2   Elect Director David Licht              For       For          Management
1.3   Elect Director Jeffrey Gilbert          For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

BY: /S/ C. DAVID MESSMAN
NAME: C. DAVID MESSMAN
TITLE: SECRETARY
DATE: August 19, 2014